Junior Subordinated Debentures and Interest Rate Swap	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust [Abstract]
Junior Subordinated Debentures and Interest Rate Swap

(9) Junior Subordinated Debentures and Interest Rate Swap

In September 2007, the Company issued $20,619,000 of unsecured, 30-year junior subordinated deferrable interest debentures (T3) through a wholly-owned business trust. The debentures carry a fixed interest rate of 6.32% per annum through December 2012, floating thereafter for twenty-five years at LIBOR plus 1.44% per annum, adjustable quarterly. Interest is payable quarterly. The debentures' final maturity is December 2037, and is callable, in whole or in part, at par beginning December 2012 at the Company's option, and subject to Federal Reserve Bank of New York approval. Interest payments can be deferred for up to five years, but would restrict the Company's ability to pay dividends. At December 31, 2011, these debentures were considered Tier I for regulatory purposes.

In December 2012, the Company will be exposed to interest rate risk as a result of the timing of changes in interest rates associated with this debenture. In consideration of the end of the fixed-rate period, the Company entered into a forward interest rate swap agreement on December 22, 2011. The Company designated the swap as a cash flow hedge, and it is intended to protect against the variability of cash flows associated with T3. This swap becomes effective on December 15, 2012 and expires on December 15, 2022. This interest rate swap agreement will modify the repricing characteristics of T3 from a floating-rate debt (LIBOR +1.44%) to a fixed-rate debt (3.859%).The swap agreement was entered into with a counterparty that met the Company's credit standards, and the agreement contains collateral provisions protecting the at-risk party. The Company believes that the credit risk inherent in this contract is not significant. At December 31, 2011, the Company pledged $330,000 cash collateral to the counter party.

In June, 2006, the Company issued $30,928,000 of unsecured, 30-year floating rate junior subordinated deferrable interest debentures (T2) through a wholly-owned business trust. The debentures carry an interest rate of 3-month LIBOR plus 1.40% (1.946% at December 31, 2011). Interest is payable quarterly. The debentures' final maturity is June 2036, and is callable, in whole or in part, at par after commencing June 2012 at the Company's option, and subject to Federal Reserve Bank of New York approval. Interest payments can be deferred for up to five years, but would restrict the Company's ability to pay dividends. At December 31, 2011, these debentures were considered Tier I capital of the Company.

In December 2007, the Company entered into an interest rate swap agreement (swap). The Company designated the swap as a cash flow hedge and it was intended to protect against the variability of cash flows associated with T2. The swap modified the repricing characteristic of T2, wherein the Company received interest at LIBOR plus 1.40% from a counterparty and paid a fixed rate of interest of 5.54% to the same counterparty calculated on a notional amount of $30,928,000. This agreement expired in June 2011.

In consideration of the pending expiration of the aforementioned agreement, the Company entered into a forward starting interest rate swap agreement on July 1, 2010. This swap became effective on June 15, 2011 and expires on June 15, 2021. This interest rate swap agreement modifies the repricing characteristics of T2 from a floating-rate debt (LIBOR +1.40%) to a fixed-rate debt (4.81%).The swap agreement was entered into with a counterparty that met the Company's credit standards, and the agreement contains collateral provisions protecting the at-risk party. The Company believes that the credit risk inherent in this contract is not significant. At December 31, 2011, the Company pledged $4,100,000 cash collateral to the counter party.

At December 31, 2011, the fair value of the swap agreements was a negative (loss) $4,415,000 (December 31, 2010: $577,000 (loss)), and was the amount the Company would have expected to pay to terminate the agreements. The net effect of the swaps increased interest expense by $1,065,000 in 2011, $1,157,000 in 2010, and $960,000 in 2009. There was no hedge ineffectiveness for these swaps.